Consolidated Statements of Operations (USD $)	12 Months Ended		151 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Statements Of Operations [Abstract]
Revenues
Operating expenses:
Research and development, net of reimbursements	3,440,485	323,788	26,420,519
General and administrative	4,506,232	2,959,246	24,504,975
Depreciation and amortization expense	581	633	3,262,462
Loss on disposition of equipment			550,186
Total operating expenses	7,947,298	3,283,667	54,738,142
Loss from operations	(7,947,298)	(3,283,667)	(54,738,142)
Other (income) expense:
Interest expense	1,099,327	175,094	1,964,707
Gain on extinguishment of liability			260,000
Gain on change in fair value of derivative liabilities	(685,420)	(13,966)	(699,386)
Total other (income) expense	413,907	161,128	1,005,321
Net loss	$ (8,361,205)	$ (3,444,795)	$ (55,743,463)
Net loss per common share - basic and diluted	$ (7.58)	$ (4.30)
Weighted average number of common shares outstanding - basic and diluted	1,103,521	801,799